Subsequent Events (Additional Information) (Details) - Subsequent Event [Member] $ in Millions	3 Months Ended
	Dec. 31, 2023 USD ($)	Oct. 31, 2023 Number
Subsequent Event [Line Items]
Severance and termination related costs | $	$ 1.2
Company workforce reduction | Number		11